Group balance sheet - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 953	$ 1,037
Intangible assets	3,000	3,119
Property, plant and equipment	57,742	62,093
Investments in equity accounted units	4,512	4,486
Inventories	133	160
Deferred tax assets	3,299	3,395
Trade and other receivables	1,705	1,724
Tax recoverable	28	30
Other financial assets (including loans to equity accounted units)	587	510
Total non-current assets	71,959	76,554
Current assets
Inventories	3,543	3,472
Trade and other receivables	2,840	3,443
Tax recoverable	85	129
Other financial assets (including loans to equity accounted units)	2,146	1,084
Cash and cash equivalents	5,989	10,550
Total current assets	14,603	18,678
Assets of disposal groups held for sale(a)	3,029	494
Total assets	89,591	95,726
Current liabilities
Borrowings and other financial liabilities	(710)	(904)
Trade and other payables	(6,406)	(7,061)
Tax payable	(1,674)	(1,985)
Provisions including post retirement benefits	(1,167)	(1,275)
Total current liabilities	(9,957)	(11,225)
Non-current liabilities
Borrowings and other financial liabilities	(13,016)	(15,148)
Trade and other payables	(824)	(856)
Tax payable	(160)	(263)
Deferred tax liabilities	(3,815)	(3,628)
Provisions including post retirement benefits	(12,507)	(13,367)
Total non-current liabilities	(30,322)	(33,262)
Liabilities of disposal groups held for sale(a)	(696)	(124)
Total liabilities	(40,975)	(44,611)
Net assets	48,616	51,115
Capital and reserves
Share premium account	4,311	4,306
Other reserves(c)	10,142	12,284
Retained earnings(c)	23,755	23,761
Equity attributable to owners of Rio Tinto	42,333	44,711
Attributable to non-controlling interests	6,283	6,404
Total equity	48,616	51,115
Rio Tinto plc [member]
Capital and reserves
Share capital	216	220
Rio Tinto Limited [member]
Capital and reserves
Share capital	$ 3,909	$ 4,140